INCOME TAX (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Deferred Tax Assets [Member]
Operating Loss Carryforwards [Line Items]
Rental income received in advance	$ 381,776	$ 307,589
Operating lease liabilities	6,722,614	6,652,796
Federal net operating loss carryforward	2,678,334	2,349,275
State net operating loss carryforward	1,257,525	1,090,007
Unbilled receivables
Property and equipment
Unrealized loss on marketable securities
Operating lease right-of-use assets
Other	32,751	25,333
Total	11,073,000	10,425,000
Deferred Tax Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Rental income received in advance
Operating lease liabilities
Federal net operating loss carryforward
State net operating loss carryforward
Unbilled receivables	1,057,013	992,766
Property and equipment	6,157,496	6,057,908
Unrealized loss on marketable securities
Operating lease right-of-use assets	7,317,491	7,408,326
Other
Total	14,532,000	14,459,000
Net deferred tax liability	$ 3,459,000	$ 4,034,000